Summary Of Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Payables And Accruals [Abstract]
Employee compensation, payroll and other taxes	$ 61	$ 95	$ 101
Interest	62	60	63
Rebates	78	68	60
TRA obligation	123
Other	61	77	62
Accrued expenses and other current liabilities	$ 385	$ 300	$ 286